Segment Reporting - Reconciliation of Total Segment Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Cash and cash equivalents	$ 127,498	$ 102,481	$ 106,991	$ 159,639
Accounts receivable and prepaid expenses	17,912	26,550
Advances to affiliates	17,173	13,026
Consolidated total assets	4,077,109	4,052,980
Liquefied Gas Segment [Member]
Segment Reporting Information [Line Items]
Total assets	3,703,244	3,550,396
Conventional Tanker Segment [Member]
Segment Reporting Information [Line Items]
Total assets	$ 211,282	$ 360,527